Exhibit 99.1

Nissan Auto Receivables 2017-B

Collection Period	31-Oct-17	30/360 Days	30	Collection Period Start	1-Oct-17
Distribution Date	15-Nov-17	Actual/360 Days	30	Collection Period End	31-Oct-17
				Prior Month Settlement Date	16-Oct-17
				Current Month Settlement Date	15-Nov-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,543,518,690.50	1,442,453,828.49	1,390,265,929.82	0.965305
Yield Supplement Overcollaterization		103,284,451.96	94,196,410.51	89,610,234.81
Total Adjusted Pool Balance		1,440,234,238.54	1,348,257,417.98	1,300,655,695.01
Total Adjusted Securities		1,440,234,238.54	1,348,257,417.98	1,300,655,695.01	0.903086
Class A-1 Notes	1.27000%	330,000,000.00	238,023,179.44	190,421,456.47	0.577035
Class A-2a Notes	1.56000%	350,000,000.00	350,000,000.00	350,000,000.00	1.000000
Class A-2b Notes	1.33889%	189,000,000.00	189,000,000.00	189,000,000.00	1.000000
Class A-3 Notes	1.75000%	389,000,000.00	389,000,000.00	389,000,000.00	1.000000
Class A-4 Notes	1.95000%	124,620,000.00	124,620,000.00	124,620,000.00	1.000000
Certificates	0.00000%	57,614,238.54	57,614,238.54	57,614,238.54	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	47,601,722.97	251,907.86	144.2476454	0.7633572
Class A-2a Notes	0.00	455,000.00	—	1.3000000
Class A-2b Notes	0.00	210,875.18	—	1.1157417
Class A-3 Notes	0.00	567,291.67	—	1.4583333
Class A-4 Notes	0.00	202,507.50	—	1.6250000
Certificates	0.00	0.00	—	—

Total Securities	47,601,722.97	1,687,582.21

Nissan Auto Receivables 2017-B

I. COLLECTIONS

Interest:
Interest Collections	1,975,296.85
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,975,296.85
Principal:
Principal Collections	51,532,093.21
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	51,532,093.21
Recoveries of Defaulted Receivables	89,148.04

Total Collections	53,596,538.10

Nissan Auto Receivables 2017-B

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	88,104	1,348,257,417.98
Total Principal Payment		47,601,722.97

	87,008	1,300,655,695.01

III. DISTRIBUTIONS

Total Collections		53,596,538.10
Reserve Account Draw		0.00
Total Available for Distribution		53,596,538.10
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		1,202,044.86
Servicing Fee Paid		1,202,044.86
Servicing Fee Shortfall		0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-1 Notes Interest on Interest Carryover Shortfall		0.00
Class A-1 Notes Monthly Interest Distributable Amount		251,907.86
Class A-1 Notes Monthly Interest Paid		251,907.86
Change in Class A-1 Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall		0.00
Class A-2a Notes Interest on Interest Carryover Shortfall		0.00
Class A-2a Notes Monthly Interest Distributable Amount		455,000.00
Class A-2a Notes Monthly Interest Paid		455,000.00
Change in Class A-2a Notes Interest Carryover Shortfall		0.00

Nissan Auto Receivables 2017-B

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	210,875.18
Class A-2b Notes Monthly Interest Paid	210,875.18
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	567,291.67
Class A-3 Notes Monthly Interest Paid	567,291.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	202,507.50
Class A-4 Notes Monthly Interest Paid	202,507.50
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,687,582.21
Total Note Monthly Interest Paid	1,687,582.21
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	50,706,911.03

Nissan Auto Receivables 2017-B

4. Total Monthly Principal Paid on the Notes	47,601,722.97
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	47,601,722.97
Change in Total Noteholders’ Principal Carryover Shortfall	0.00
5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	3,105,188.06
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	3,105,188.06
V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,600,585.60
Required Reserve Account Amount	3,600,585.60
Beginning Reserve Account Balance	3,600,585.60
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,600,585.60
Required Reserve Account Amount for Next Period	3,600,585.60

Nissan Auto Receivables 2017-B

VI. POOL STATISTICS

Weighted Average Coupon	1.62%
Weighted Average Remaining Maturity	47.17

	Amount	Number
Principal on Defaulted Receivables	655,805.46	31
Principal Recoveries of Defaulted Receivables	89,148.04

Monthly Net Losses	566,657.42
Pool Balance at Beginning of Collection Period	1,442,453,828.49
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.20%
Net Loss Ratio for Preceding Collection Period	0.24%
Net Loss Ratio for Current Collection Period	0.47%
Four-Month Average Net Loss Ratio	0.23%
Cumulative Net Losses for all Periods	1,130,468.03

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,804,375.52	273	0.35%
61-90 Days Delinquent	468,141.65	31	0.03%
91-120 Days Delinquent	235,861.97	12	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,508,379.14	316	0.40%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.04%	0.04%
Delinquency Ratio for Current Collection Period	0.05%	0.05%
Four-Month Average Delinquency Ratio	0.02%	0.02%
60 Day Delinquent Receivables	730,324.04
Delinquency Percentage	0.05%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Nissan Auto Receivables 2017-B

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO